OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Trade and other non-current receivables [abstract]
OTHER NON-CURRENT ASSETS

9.   OTHER NON-CURRENT ASSETS

	Note	December 31, 2025 $	December 31, 2024 $
Ore stockpiles	6	66,754	53,885
Value added tax receivables		7,665	28,374
Income tax receivable		–	1,152
Unamortized transaction costs		949	1,390
Other		2,063	5,303
Total other non-current assets		77,431	90,104

As at December 31, 2025, ore stockpiles include $60.0 million (December 31, 2024 - $49.0 million) at the Lindero mine and $6.8 million (December 31, 2024 - $4.9 million) at the Séguéla mine.

As at December 31, 2025, non-current VAT receivables include $7.7 million (December 31, 2024 - $nil) for Séguéla; $nil (December 31, 2024 - $25.9 million) for Yaramoko; and $nil (December 31, 2024 - $2.5 million) for San Jose.